UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2006

Item 1. Report to Stockholders.


Calvert

Investments that make a difference

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March 31, 2006
Semi-Annual Report
Calvert Social Index Fund

a UNIFI Company

Calvert
Investments that make a difference

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Table of Contents

President's Letter
1

Social Update
4

Portfolio Management Discussion
5

Shareholder Expense Example
9

Statement of Net Assets
11

Statement of Operations
29

Statements of Changes in Net Assets
30

Notes to Financial Statements
32

Financial Highlights
36

Explanation of Financial Tables
40

Proxy Voting and Availability of Quarterly Portfolio Holdings
42

Basis for Board's Approval of Investment Advisory Contracts
42

=====================================================

Dear Shareholder:

The six months ended March 31, 2006 were strong ones for the U.S. equity markets and the economy, despite challenges from higher energy prices, the war in Iraq, rising interest rates and the aftermath of rebuilding from the Gulf coast hurricanes. Domestic stocks across all capitalization ranges (small, mid-sized, and large) posted solid six-month advances, with even stronger returns for international stocks, as measured by the MSCI EAFE Index.1 In reaction to rising interest rates, bond prices overall declined slightly, with the benchmark Lehman U.S. Credit Index returning -0.68%.

Ben Bernanke took over the reins at the Federal Reserve as Chairman in February 2006, in what appears to be a smooth transition from the Greenspan era. With the Fed funds rate now at 4.75%, we appear to be in a period of healthy economic growth. Despite warning signals, we continue to see moderate, contained inflation.

Calvert Initiatives

At Calvert, we remain committed to making a difference through our specialized investment management approach and our leadership on issues of importance to the communities we serve.

Over the past six months, we've continued to advance our compliance and regulatory oversight; and expanded our public commitment in areas such as board diversity and the empowerment of women in business through our Calvert Women's Principles.

In addition, we've added a new position to bolster our leadership efforts in the areas of social research, shareholder advocacy, and public outreach. On April 18, Bennett Freeman joined Calvert as Senior Vice President, Social Research and Policy. Formerly head of Global Corporate Responsibility practice at Burson-Marsteller, and Deputy Assistant Secretary of State for Democracy, Human Rights and Labor, Mr. Freeman will manage the social analysis functions and lead the development of Calvert's positions on social issues and actively articulate those positions in a variety of public forums. In addition, he will identify emerging trends and opportunities in social research and shareholder advocacy.

Calvert RatingsTM

In January, we published the Calvert Ratings, a proprietary assessment of the social, environmental, and governance performance of the 100 largest U.S. companies (ranked by market capitalization). We developed the Ratings to provide greater transparency in our methodology for evaluating the corporate performance of companies. The Ratings indicate a company's performance in five separate issue areas including the environment, workplace, business practices, human rights and community relations. The Ratings and their methodology are posted under "Introducing Calvert Ratings" on calvert.com.

A Long-Term, Disciplined Outlook

We believe our disciplined investment process can lead to lower risk and competitive long-term performance. Calvert encourages you to work with a financial professional, who can provide important insights into investment markets, as well as the guidance to create and maintain a thoughtful investment strategy.

As Calvert celebrates our 30th anniversary year, I'd like to thank you for your continued confidence in our investment products, and we look forward to continuing to serve you in the years ahead.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
April 2006

1. For the six months ended March 31, 2006, larger-company stocks (S&P 500 Index) were up 6.38%; smaller-company stocks (Russell 2000® Index) advanced 15.23%; and mid-cap stocks (Russell Midcap® Index) gained 11.32%. International stocks gained 13.99% in US dollars, as measured by the MSCI EAFETM Index.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Social Update
from the Calvert Social Research Department

As a company, through the work of the Calvert Social Research Department, and through our unique investment programs, Calvert is a leader in socially responsible investment practices. This Social Update highlights key initiatives and involvement for the six-month reporting period ended March 31, 2006.

Calvert RatingsTM

January 2006 saw the launch of the Calvert Ratings, which evaluates the 100 largest U.S. companies in the areas of environment, workplace, business practices, human rights, and community relations to assign each one an overall corporate responsibility score. Companies are rated on a scale of 1 (substantially below Calvert standards) to 5 (superior). See how the Ratings work on our home page at www.calvert.com.

Calvert Creates Senior Position in Social Research and Policy

With more than 20 years' diplomatic, corporate, and consulting experience in issues that are at the heart of Calvert's social agenda, Bennett Freeman has been named the company's first Sr. Vice President for Social Research and Policy. Freeman manages Calvert's social analysis functions, develops and articulates the company's positions on social issues, and identifies emerging trends and opportunities in social research and shareholder advocacy.

Shareholder Activism

For the 2006 proxy season, Calvert has filed 16 shareholder resolutions and been able to withdraw half of them because companies have taken action to address our concerns. Among these resolutions, issues have included sustainability reporting, political-contributions disclosure, energy efficiency, predatory lending, and sustainable forestry practices.

Over the past several years, Calvert has engaged 35 companies on the subject of corporate board diversity via shareholder resolutions. To date, 28 of those companies -- a full 80% -- have either changed their charter language or added at least one woman or minority representative to their boards.

Portfolio Management Discussion

Steve Falci
Chief Investment Officer, Equities
Calvert Asset Management Company

Performance

For the six-month reporting period ending March 31, 2006, Calvert Social Index Fund Class A shares (at NAV) returned 7.00%, * and the Fund's benchmark, the Calvert Social Index, returned 7.41%. The Fund, unlike the Index, bears management expenses and transaction costs. For the most part, these factors account for the Fund's margin of underperformance relative to the Index.

Investment Climate

In the Fund's annual letter (September 30, 2005), we cited the role of volatile crude oil prices in equity market performance. That volatility continued over this reporting period, but with somewhat more modest implications for performance. For the six months, energy stocks hurt more than helped overall market performance, as crude oil prices declined early in the period and then worked their way back to finish up about where they started the period.

The retreat of energy stocks in the first half of the reporting period did not benefit stocks in the Consumer Discretionary, Health Care, and Technology sectors as it did in the spring of 2005. Over the winter months, the performance slack was picked up by more basic industries and sectors, including commodity-related stocks in the Materials and Processing sector and air-transportation-related industries in the Autos and Transportation sector. Despite rising long- and short-term interest rates, the Financial Services sector also posted strong returns, with most of the industry groups in the sector posting double-digit gains for the period.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy. The investment objective of the Fund is to match, as closely as possible, the day-to-day performance of the Calvert Social Index. We do this by buying all, or virtually all, of the stocks in the Index and holding them in the same proportion. Fluctuation in the Fund's total return is a direct reflection of fluctuating performance for Index stocks based on changing market conditions.

The Financial Services, Technology, Health Care, and Consumer Discretionary sectors account for the largest portion of the Fund, collectively representing 79% of holdings as of March 31, 2006. Financial Services is the largest single sector in the Fund and Index, and this fact weighed heavily in favor of both. In the other three key sectors, the Fund and Index saw positive returns for the period, but those sector returns still lagged the overall return of Calvert Social Index for the six-month period.

The Fund and Index continued to hold small weightings in most of the energy-related areas, and this, too, benefited overall performance. In the Utilities sector, the Fund and the Index were lightly weighted to energy-related utilities and more heavily weighted to telecommunications- related utilities, which were the best performers in the sector over the semi-annual period.

Outlook

We believe that over the balance of 2006, economic growth should continue at a steady pace. Such growth would prove beneficial for stock markets as long as interest rates and inflation remain in check or in line with current market expectations. However, our optimism is tempered by two factors. First, while the current level of oil prices may be priced into the stock market's inflation expectations, there is a risk of price spikes that could derail advances in non-energy sectors and touch off additional inflation fears.

Second, while we believe that the Fed is near the end of short-term interest-rate increases--and that it has achieved a policy balance that is neither overly accommodative nor overly restrictive--we recognize that the U.S. trade deficit and the restrictive monetary policy of other central banks could mean that the market, more than the Fed, would push interest rates higher in the future.

April 2006

Portfolio
Statistics
March 31, 2006

Investment Performance
(total return at NAV)

	6 Months	12 Months
	ended	ended
	3/31/06	3/31/06
Class A	7.00%	12.58%
Class B	6.44%	11.46%
Class C	6.45%	11.48%
Class I	7.22%	13.08%
Calvert Social Index	7.41%	13.43%
Lipper Multi Cap Core Funds Avg**	7.77%	14.56%

Ten Largest Stock Holdings

	% of Net Assets
Microsoft Corp.	3.5%
Bank of America Corp.	3.0%
Procter & Gamble Co.	2.7%
Pfizer, Inc.	2.6%
Johnson & Johnson	2.5%
JP Morgan Chase & Co.	2.1%
Cisco Systems, Inc.	1.9%
International Business
Machines Corp.	1.8%
Intel, Corp.	1.6%
Wells Fargo & Co.	1.5%
Total	23.2%

Asset Allocation

Stocks	98%
Cash & Cash Equivalents	2%
	100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

**Source: Lipper Analytical Services, Inc.

*Share return at NAV does not reflect deduction of the Fund's maximum front-end sales charge of 4.75%.

Portfolio Statistics
March 31, 2006

Average Annual Total Returns
(with max. load)

Class A Shares
One year	7.19%
Five Year	1.40%
Since inception	(4.09%)
(6/30/00)

Class B Shares
One year	6.46%
Five Year	1.18%
Since inception	(4.38%)
(6/30/00)

Class C Shares
One year	10.48%
Five Year	1.39%
Since inception	(4.22%)
(6/30/00)

Class I Shares
One year	13.08%
Five Year	2.80%
Since inception	(2.89%)
(6/30/00)

Economic Sectors	% of total investments
Auto & Transportation	2.2%
Consumer Discretionary	14.7%
Consumer Staples	5.6%
Financial Services	28.3%
Health Care	14.0%
Materials & Processing	1.7%
Other	0.8%
Other Energy	1.6%
Producer Durables	5.0%
Technology	21.8%
U.S. Government Obligations	0.2%
Utilities	4.1%
Total	100%

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum 4.75% front-end sales charge or deferred sales charge, as applicable. No sales charge has been applied to the index used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	10/1/05	3/31/06	10/1/05 - 3/31/06
Class A
Actual	$1,000.00	$1,070.00	$3.87
Hypothetical	$1,000.00	$1,021.19	$3.78
(5% return per year before expenses)
Class B
Actual	$1,000.00	$1,064.40	$9.01
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per year before expenses)
Class C
Actual	$1,000.00	$1,064.50	$9.01
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per year before expenses)
Class I
Actual	$1,000.00	$1,072.20	$1.57
Hypothetical	$1,000.00	$1,023.41	$1.54
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.30% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365.

Statement of Net Assets
March 31, 2006

EQUITY SECURITIES - 98.2%	Shares	Value
Advertising Agencies - 0.3%
Harte-Hanks, Inc.	498	$13,620
Lamar Advertising Co.*	772	40,623
Omnicom Group, Inc.	1,641	136,613
RH Donnelley Corp.*	427	24,864
Valassis Communications, Inc.*	437	12,835
		228,555

Air Transportation - 0.8%
Expeditors International Washington, Inc.	969	83,712
FedEx Corp.	2,562	289,352
JetBlue Airways Corp.*	1,326	14,215
Southwest Airlines Co.	6,606	118,842
		506,121

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,592	69,777

Auto Parts - Original Equipment - 0.1%
ArvinMeritor, Inc.	600	8,946
BorgWarner, Inc.	500	30,020
		38,966

Auto Trucks & Parts - 0.0%
Gentex Corp.	1,375	24,008

Banks - New York City - 2.4%
Bank of New York Co., Inc.	7,071	254,839
JPMorgan Chase & Co.	32,026	1,333,562
		1,588,401

Banks - Outside New York City - 11.4%
AmSouth Bancorp	3,163	85,559
Associated Banc-Corp.	1,162	39,485
BancorpSouth, Inc.	600	14,406
Bank of America Corp.	42,486	1,934,812
Bank of Hawaii Corp.	460	24,523
BB&T Corp.	4,935	193,452
Cathay General Bancorp	359	13,513
Chittenden Corp.	375	10,864
City National Corp.	347	26,646
Colonial Bancgroup, Inc.	1,402	35,050
Comerica, Inc.	1,504	87,187
Commerce Bancorp, Inc.	1,580	57,907
Commerce Bancshares, Inc.	581	30,020
Compass Bancshares, Inc.	1,118	56,582
Cullen/Frost Bankers, Inc.	460	24,725
Doral Financial Corp.	775	8,951

EQUITY SECURITIES - Cont'd	Shares	Value
Banks - Outside New York City - Cont'd
East-West Bancorp, Inc.	483	$18,620
Fifth Third Bancorp	4,282	168,540
First Bancorp Puerto Rico	600	7,416
First Horizon National Corp.	1,124	46,815
First Midwest Bancorp, Inc.	407	14,884
FirstMerit Corp.	652	16,078
Fulton Financial Corp.	1,502	25,834
Greater Bay Bancorp	400	11,096
Huntington Bancshares, Inc.	2,135	51,518
Investors Financial Services Corp.	580	27,185
KeyCorp Ltd.	3,705	136,344
M&T Bank Corp.	730	83,322
Marshall & Ilsley Corp.	1,749	76,221
Mellon Financial Corp.	3,805	135,458
Mercantile Bankshares Corp.	1,118	42,987
National City Corp.	5,099	177,955
North Fork Bancorp, Inc.	4,038	116,416
Northern Trust Corp.	1,770	92,925
Old National Bancorp	554	11,989
Pacific Capital Bancorp	366	12,385
Park National Corp.	105	11,183
PNC Financial Services Group, Inc.	2,649	178,304
Popular, Inc.	2,227	46,233
Regions Financial Corp.	4,205	147,890
Sky Financial Group, Inc.	987	26,156
South Financial Group, Inc.	615	16,082
State Street Corp.	2,984	180,323
SunTrust Banks, Inc.	3,284	238,944
SVB Financial Group*	322	17,082
Synovus Financial Corp.	2,348	63,607
TCF Financial Corp.	1,168	30,076
TD Banknorth, Inc.	1,016	29,819
Texas Regional Bancshares, Inc.	440	12,976
Trustmark Corp.	400	12,656
UCBH Holdings, Inc.	760	14,379
United Bankshares, Inc.	383	14,657
US Bancorp	16,532	504,226
Valley National Bancorp	1,012	25,927
Wachovia Corp.	14,830	831,221
Wells Fargo & Co.	15,220	972,101
Westamerica Bancorporation	258	13,395
Whitney Holding Corp.	550	19,503
Wilmington Trust Corp.	586	25,403
Zions Bancorp	944	78,097
		7,427,910

Biotechnology - Research & Production - 2.0%
Amgen, Inc.*	11,234	817,273
Biogen Idec, Inc.*	3,080	145,068
Genzyme Corp. - General Division*	2,350	157,967
Icos Corp.*	500	11,025
Idexx Laboratories, Inc.*	300	25,908
Invitrogen Corp.*	479	33,592

EQUITY SECURITIES - Cont'd	Shares	Value
Biotechnology - Research & Production - Cont'd
Millennium Pharmaceuticals, Inc.*	2,705	$27,348
Millipore Corp.*	448	32,731
Neurocrine Biosciences, Inc.*	332	21,427
OSI Pharmaceuticals, Inc.*	476	15,280
Protein Design Labs, Inc.*	1,027	33,686
		1,321,305

Building Materials - 0.2%
Masco Corp.	3,980	129,310

Cable Television Services - 0.5%
Echostar Communications Corp.*	1,925	57,500
Liberty Global, Inc.*	2,026	41,472
Liberty Media Corp.*	24,392	200,258
		299,230

Chemicals - 0.7%
Air Products & Chemicals, Inc.	1,890	126,989
Airgas, Inc.	550	21,499
Ecolab, Inc.	1,684	64,329
Lubrizol Corp.	612	26,224
Praxair, Inc.	2,959	163,189
Sigma-Aldrich Corp.	524	34,474
		436,704

Commercial Information Services - 0.0%
Arbitron, Inc.	257	8,692

Communications & Media - 1.1%
Discovery Holding Co.*	2,363	35,445
Time Warner, Inc.	41,644	699,203
		734,648

Communications Technology - 4.5%
3Com Corp.*	3,413	17,475
ADC Telecommunications, Inc.*	1,054	26,972
Adtran, Inc.	612	16,022
Avaya, Inc.*	4,282	48,387
Avocent Corp.*	400	12,696
CIENA Corp.*	5,020	26,154
Cisco Systems, Inc.*	55,981	1,213,108
JDS Uniphase Corp.*	14,060	58,630
Juniper Networks, Inc.*	4,960	94,835
Motorola, Inc.	22,670	519,370
NCR Corp.*	1,696	70,876
Qualcomm, Inc.	14,979	758,087
Tellabs, Inc.*	3,623	57,606
TIBCO Software, Inc.*	1,654	13,827
		2,934,045

EQUITY SECURITIES - Cont'd	Shares	Value
Computer - Services, Software & Systems - 5.5%
Acxiom Corp.	623	$16,098
Adobe Systems, Inc.	5,472	191,082
Affiliated Computer Services, Inc.*	1,083	64,612
Akamai Technologies, Inc.*	1,372	45,125
Amdocs Ltd.*	1,651	59,535
Autodesk, Inc.	2,104	81,046
BEA Systems, Inc.*	4,018	52,756
BMC Software, Inc.*	1,907	41,306
Cadence Design Systems, Inc.*	2,582	47,741
Ceridian Corp.*	1,244	31,660
Check Point Software Technologies Ltd.*	1,638	32,793
Citrix Systems, Inc.*	1,555	58,935
Cognizant Technology Solutions Corp.*	1,257	74,779
Compuware Corp.*	3,045	23,842
F5 Networks Inc.*	360	26,096
Hyperion Solutions Corp.*	541	17,637
Intuit, Inc.*	1,513	80,476
Micros Systems, Inc.*	344	15,848
Microsoft Corp.	83,650	2,276,117
NAVTEQ Corp.*	815	41,280
Novell, Inc.*	3,315	25,459
Parametric Technology Corp.*	946	15,448
QLogic Corp.*	1,416	27,400
Red Hat, Inc.*	1,529	42,781
Reynolds & Reynolds Co.	517	14,683
Sybase, Inc.*	751	15,861
Symantec Corp.*	9,496	159,818
		3,580,214

Computer Technology - 6.5%
Apple Computer, Inc.*	7,723	484,387
Dell, Inc.*	18,876	561,750
Electronic Data Systems Corp.	4,746	127,335
EMC Corp.*	21,759	296,575
Emulex Corp.*	661	11,296
Hewlett-Packard Co.	25,676	844,740
Imation Corp.	300	12,873
Ingram Micro, Inc.*	1,267	25,340
International Business Machines Corp.	14,376	1,185,589
Maxtor Corp.*	2,181	20,850
Network Appliance, Inc.*	3,332	120,052
Nvidia Corp.*	1,457	83,428
SanDisk Corp.*	1,675	96,346
Seagate Technology, Inc.*	3,935	103,609
Sun Microsystems, Inc.*	31,001	159,035
Synopsys, Inc.*	1,321	29,524
Unisys Corp.*	2,988	20,587
Western Digital Corp.*	1,902	36,956
Zebra Technologies Corp.*	600	26,832
		4,247,104

EQUITY SECURITIES - Cont'd	Shares	Value
Consumer Electronics - 2.1%
CNET Networks, Inc.*	1,214	$17,251
Earthlink, Inc.*	1,040	9,932
Electronic Arts, Inc.*	2,762	151,137
Garmin Ltd.	512	40,668
Google, Inc.*	1,815	707,850
Harman International Industries, Inc.	558	62,011
Yahoo!, Inc.*	12,109	390,636
		1,379,485

Consumer Products - 0.5%
Alberto-Culver Co.	754	33,349
American Greetings Corp.	500	10,810
Kimberly-Clark Corp.	4,252	245,766
Snap-On, Inc.	476	18,145
Toro Co.	360	17,190
Yankee Candle Co., Inc.	400	10,948
		336,208

Containers & Packaging - Metal & Glass - 0.0%
Aptargroup, Inc.	295	16,299

Containers & Packaging - Paper & Plastic - 0.2%
Bemis Co.	900	28,422
Sealed Air Corp.	761	44,039
Sonoco Products Co.	898	30,415
		102,876

Cosmetics - 0.3%
Avon Products, Inc.	4,172	130,041
Estee Lauder Co.'s, Inc.	1,155	42,954
		172,995

Diversified Financial Services - 2.1%
American Express Co.	10,050	528,128
Bisys Group, Inc.*	1,000	13,480
CB Richard Ellis Group, Inc.*	553	44,627
Chicago Mercantile Exchange Holdings, Inc.	258	115,455
CIT Group, Inc.	1,818	97,299
Goldman Sachs Group, Inc.	3,403	534,135
Leucadia National Corp.	734	43,790
		1,376,914

Diversified Materials & Processing - 0.1%
American Standard Co.'s, Inc.	1,596	68,405

Diversified Production - 0.4%
Danaher Corp.	2,338	148,580
Dover Corp.	1,850	89,836
Pentair, Inc.	922	37,571
		275,987

EQUITY SECURITIES - Cont'd	Shares	Value
Drug & Grocery Store Chains - 1.1%
CVS Corp.	7,373	$220,231
Supervalu, Inc.	1,191	36,707
Walgreen Co.	9,211	397,270
Whole Foods Market, Inc.	1,265	84,047
		738,255

Drugs & Pharmaceuticals - 7.6%
Allergan, Inc.	1,377	149,404
American Pharmaceutical Partners, Inc.*	194	5,527
AmerisourceBergen Corp.	1,898	91,616
Amylin Pharmaceuticals, Inc.*	911	44,593
Barr Pharmaceuticals, Inc.*	924	58,194
Bristol-Myers Squibb Co.	17,785	437,689
Cardinal Health, Inc.	3,840	286,157
Endo Pharmaceuticals Holdings, Inc.*	1,044	34,254
Forest Laboratories, Inc.*	2,966	132,373
Gilead Sciences, Inc.*	4,167	259,271
Hospira, Inc.*	1,418	55,954
Johnson & Johnson	27,064	1,602,730
Medicis Pharmaceutical Corp.	500	16,300
Medimmune, Inc.*	2,263	82,781
MGI Pharma, Inc.*	600	10,500
Nektar Therapeutics*	700	14,266
Pfizer, Inc.	67,675	1,686,461
		4,968,070

Education Services - 0.2%
Apollo Group, Inc.*	1,257	66,005
Corinthian Colleges, Inc.*	753	10,843
DeVry, Inc.*	500	11,385
Education Management Corp.*	600	24,960
Laureate Education, Inc.*	400	21,352
Strayer Education, Inc.	130	13,294
		147,839

Electrical - Household Appliances - 0.1%
Whirlpool Corp.	608	55,614

Electrical Equipment & Components - 0.5%
Ametek, Inc.	595	26,751
Emerson Electric Co.	3,739	312,693
Molex, Inc.	500	16,600
		356,044

Electronic Equipment & Components - 0.1%
Cooper Industries Ltd.	835	72,562

Electronics - 0.2%
Amphenol Corp.	797	41,587
Avid Technology, Inc.*	377	16,384
Flir Systems, Inc.*	600	17,046
Sanmina-SCI Corp.*	4,596	18,844
Semtech Corp.*	606	10,841
		104,702

EQUITY SECURITIES - Cont'd	Shares	Value
Electronics - Instruments & Gauges - 0.1%
Mettler-Toledo International, Inc.*	350	$21,119
Tektronix, Inc.	700	24,997
		46,116

Electronics - Medical Systems - 1.1%
Advanced Medical Optics, Inc.*	591	27,564
Affymetrix, Inc.*	553	18,210
Intuitive Surgical, Inc.*	322	37,996
Medtronic, Inc.	11,007	558,605
Varian Medical Systems, Inc.*	1,191	66,887
		709,262

Electronics - Semiconductors / Components - 4.6%
Advanced Micro Devices, Inc.*	4,092	135,691
Agere Systems, Inc.*	1,644	24,726
Altera Corp.*	3,299	68,091
Analog Devices, Inc.	3,338	127,812
Arrow Electronics, Inc.*	1,077	34,755
Atmel Corp.*	3,894	18,380
Avnet, Inc.*	1,259	31,953
Broadcom Corp.*	4,067	175,532
Cypress Semiconductor Corp.*	1,150	19,492
Fairchild Semiconductor International, Inc.*	976	18,612
Flextronics International Ltd.*	4,987	51,615
Freescale Semiconductor, Inc.*	1,281	35,625
Integrated Device Technology, Inc.*	1,768	26,272
Intel Corp.	53,546	1,036,115
Intersil Corp.	1,406	40,662
Jabil Circuit, Inc.*	1,610	69,005
Linear Technology Corp.	2,794	98,014
LSI Logic Corp.*	3,420	39,535
Marvell Technology Group Ltd.*	2,032	109,931
Microchip Technology, Inc.	1,913	69,442
Micron Technology, Inc.*	5,574	82,049
National Semiconductor Corp.	3,071	85,497
PMC - Sierra, Inc.*	1,519	18,668
Skyworks Solutions, Inc.*	1,300	8,827
Texas Instruments, Inc.	14,727	478,186
Xilinx, Inc.	3,159	80,428
		2,984,915

Electronics - Technology - 0.1%
Solectron Corp.*	8,575	34,300
Trimble Navigation Ltd.*	487	21,939
		56,239

Entertainment - 0.1%
Gaylord Entertainment Co.*	366	16,609
Pixar, Inc.*	523	33,545
		50,154

EQUITY SECURITIES - Cont'd	Shares	Value
Finance - Small Loan - 0.4%
AmeriCredit Corp.*	1,163	$35,739
SLM Corp.	3,798	197,268
		233,007

Finance Companies - 0.3%
Capital One Financial Corp.	2,726	219,498

Financial Data Processing Services - 1.5%
Automatic Data Processing, Inc.	5,248	239,729
Checkfree Corp.*	688	34,744
Deluxe Corp.	399	10,442
DST Systems, Inc.*	525	30,419
Fair Isaac Corp.	612	24,247
Fidelity National Information Services, Inc.	805	32,643
First Data Corp.	6,954	325,586
Fiserv, Inc.*	1,777	75,611
Global Payments, Inc.	712	37,743
Jack Henry & Associates, Inc.	622	14,225
Paychex, Inc.	3,067	127,771
		953,160

Financial Information Services - 0.3%
D & B Corp.*	602	46,161
Dow Jones & Co., Inc.	401	15,759
Moody's Corp.	2,285	163,286
		225,206

Financial Miscellaneous - 2.0%
AMBAC Financial Group, Inc.	957	76,177
Brown & Brown, Inc.	1,019	33,831
CapitalSource, Inc.	958	23,835
Fannie Mae	8,809	452,783
Fidelity National Financial, Inc.	1,458	51,803
First American Corp.	759	29,722
Freddie Mac	6,285	383,385
MBIA, Inc.	1,232	74,080
MGIC Investment Corp.	868	57,835
MoneyGram International, Inc.	775	23,808
Nationwide Financial Services, Inc.	500	21,510
Radian Group, Inc.	784	47,236
		1,276,005

Foods - 1.3%
Del Monte Foods Co.*	1,661	19,699
General Mills, Inc.	3,233	163,848
H.J. Heinz Co.	3,186	120,813
Hershey Foods Corp.	1,565	81,740
JM Smucker Co.	500	19,850
Kellogg Co.	2,126	93,629
McCormick & Co., Inc.	1,001	33,894
NBTY, Inc.*	500	11,260
Performance Food Group Co.*	300	9,357
Sysco Corp.	5,645	180,922
William Wrigley Jr. Co.	1,573	100,672
		835,684

EQUITY SECURITIES - Cont'd	Shares	Value
Forest Products - 0.2%
Weyerhaeuser Co.	2,059	$149,133

Healthcare Facilities - 0.4%
DaVita, Inc.*	910	54,791
Health Management Associates, Inc.	2,190	47,238
Laboratory Corp. of America Holdings, Inc.*	1,209	70,702
LifePoint Hospitals, Inc.*	457	14,213
Pharmaceutical Product Development, Inc.	934	32,326
Quest Diagnostics, Inc.	1,419	72,795
		292,065

Healthcare Management Services - 0.6%
AMERIGROUP Corp.*	400	8,416
Caremark Rx, Inc.*	4,093	201,294
Cerner Corp.*	525	24,911
Emdeon Corp.*	2,397	25,888
Health Net, Inc.*	1,042	52,954
IMS Health, Inc.	2,128	54,839
Sierra Health Services, Inc.*	472	19,210
Universal Health Services, Inc., Class B	460	23,363
		410,875

Healthcare Services - 0.5%
Apria Healthcare Group, Inc.*	437	10,042
Express Scripts, Inc.*	1,120	98,448
Lincare Holdings, Inc.*	913	35,570
McKesson Corp.	2,541	132,462
Omnicare, Inc.	1,053	57,904
		334,426

Home Building - 0.5%
DR Horton, Inc.	2,487	82,618
KB Home	697	45,291
MDC Holdings, Inc.	284	18,264
Meritage Homes Corp.*	200	10,992
NVR, Inc.*	52	38,425
Pulte Homes, Inc.	1,943	74,650
Ryland Group, Inc.	424	29,426
Standard-Pacific Corp.	566	19,029
		318,695

Household Equipment & Products - 0.2%
Black & Decker Corp.	747	64,907
Stanley Works	775	39,262
		104,169

Identification Control & Filter Devices - 0.7%
Agilent Technologies, Inc.*	3,902	146,520
American Power Conversion Corp.	1,665	38,478
Donaldson Co., Inc.	665	22,470
Flowserve Corp.*	511	29,812
Hubbell, Inc., Class B	450	23,067
IDEX Corp.	449	23,424

EQUITY SECURITIES - Cont'd	Shares	Value
Identification Control & Filter Devices - Cont'd
Pall Corp.	1,132	$35,307
Parker Hannifin Corp.	1,088	87,704
Roper Industries, Inc.	737	35,840
Waters Corp.*	1,007	43,452
		486,074

Insurance - Life - 0.9%
AmerUs Group Co.	351	21,144
Conseco, Inc.*	1,371	34,028
Jefferson-Pilot Corp.	1,219	68,191
Principal Financial Group	2,549	124,391
Prudential Financial, Inc.	4,596	348,423
		596,177

Insurance - Multi-Line - 2.2%
Aflac, Inc.	4,576	206,515
American National Insurance Co.	135	15,131
Arthur J. Gallagher & Co.	844	23,472
Axis Capital Holdings Ltd.	1,107	33,099
Cigna Corp.	1,144	149,429
Cincinnati Financial Corp.	1,402	58,982
Endurance Specialty Holdings Ltd.	493	16,047
Hanover Insurance Group, Inc.	470	24,637
Hartford Financial Services Group, Inc.	2,734	220,224
IPC Holdings Ltd.	392	10,996
Lincoln National Corp.	1,576	86,034
Markel Corp.*	78	26,339
Montpelier Re Holdings Ltd.	699	11,394
PartnerRe Ltd.	496	30,797
Protective Life Corp.	584	29,048
Safeco Corp.	1,124	56,436
St. Paul Travelers Co.'s, Inc.	6,302	263,361
StanCorp Financial Group, Inc.	474	25,648
Torchmark Corp.	944	53,902
Unitrin, Inc.	406	18,883
UnumProvident Corp.	2,624	53,740
Willis Group Holdings Ltd.	1,095	37,515
		1,451,629

Insurance - Property & Casualty - 1.4%
ACE Ltd.	2,882	149,893
Chubb Corp.	1,819	173,605
Commerce Group, Inc.	254	13,421
Erie Indemnity Co.	222	11,686
Everest Re Group Ltd.	560	52,287
Fremont General Corp.	557	12,009
HCC Insurance Holdings, Inc.	1,006	35,009
Mercury General Corp.	258	14,164
Ohio Casualty Corp.	579	18,354
Philadelphia Consolidated Holding Co.*	500	17,070
PMI Group, Inc.	853	39,170
Progressive Corp.	1,574	164,105
RenaissanceRe Holdings Ltd.	647	28,222
White Mountains Insurance Group Ltd.	72	42,804

EQUITY SECURITIES - Cont'd	Shares	Value
Insurance - Property & Casualty - Cont'd
WR Berkley Corp.	998	$57,944
XL Capital Ltd.	1,587	101,743
		931,486

Investment Management Companies - 0.4%
Affiliated Managers Group, Inc.*	310	33,049
Eaton Vance Corp.	1,176	32,199
Federated Investors, Inc., Class B	872	34,052
SEI Investments Co.	595	24,115
T. Rowe Price Group, Inc.	1,179	92,210
Waddell & Reed Financial, Inc.	700	16,170
		231,795

Leisure Time - 0.0%
SCP Pool Corp.	480	22,517

Machinery - Agricultural - 0.3%
AGCO Corp.*	752	15,596
Deere & Co.	2,139	169,088
		184,684

Machinery - Construction & Handling - 0.1%
Terex Corp.*	449	35,579

Machinery - Engines - 0.1%
Briggs & Stratton Corp.	469	16,589
Cummins, Inc.	341	35,839
		52,428

Machinery - Industrial / Specialty - 0.4%
Illinois Tool Works, Inc.	2,282	219,779
Kennametal, Inc.	349	21,338
		241,117

Machinery - Oil Well Equipment & Services - 0.5%
Cooper Cameron Corp.*	1,032	45,490
FMC Technologies, Inc.*	600	30,732
Grant Prideco, Inc.*	1,170	50,123
Helix Energy Solutions Group, Inc.*	661	25,052
Noble Corp.	1,202	97,482
Smith International, Inc.	1,932	75,271
		324,150

Machinery - Specialty - 0.0%
Graco, Inc.	628	28,530

Medical & Dental - Instruments & Supplies - 1.3%
Beckman Coulter, Inc.	562	30,668
Becton Dickinson & Co.	2,138	131,658
Biomet, Inc.	2,103	74,699
Cooper Co's, Inc.	400	21,612
Cytyc Corp.*	1,035	29,166
Dade Behring Holdings, Inc.	812	28,997
Dentsply International, Inc.	600	34,890
Edwards Lifesciences Corp.*	542	23,577

EQUITY SECURITIES - Cont'd	Shares	Value
Medical & Dental - Instruments & Supplies - Cont'd
Gen-Probe, Inc.*	462	$25,465
Henry Schein, Inc.*	787	37,666
Invacare Corp.	230	7,144
Kinetic Concepts Inc.*	462	19,021
Mentor Corp.	349	15,813
Patterson Co's, Inc.*	1,060	37,312
ResMed, Inc.*	640	28,147
Respironics, Inc.*	655	25,486
St. Jude Medical, Inc.*	3,336	136,776
Stryker Corp.	2,541	112,668
Techne Corp.*	300	18,042
		838,807

Medical Services - 0.2%
Coventry Health Care, Inc.*	1,473	79,513
VCA Antech, Inc.*	700	19,936
		99,449

Milling - Fruit & Grain Production - 0.0%
Corn Products International, Inc.	673	19,901

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	739	33,041

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	738	55,608

Multi-Sector Companies - 0.8%
3M Co.	6,301	476,923
Carlisle Co.'s, Inc.	283	23,149
Lancaster Colony Corp.	200	8,400
Teleflex, Inc.	303	21,704
		530,176

Office Furniture & Business Equipment - 0.5%
Diebold, Inc.	652	26,797
Herman Miller, Inc.	618	20,029
HNI Corp.	383	22,597
Lexmark International, Inc.*	1,080	49,010
Pitney Bowes, Inc.	2,076	89,123
Xerox Corp.*	8,679	131,921
		339,477

Office Supplies - 0.1%
Avery Dennison Corp.	888	51,930

Oil - Crude Producers - 1.1%
Chesapeake Energy Corp.	3,337	104,815
Cimarex Energy Co.*	700	30,282
Denbury Resources, Inc.*	1,040	32,937
EOG Resources, Inc.	2,198	158,256
Pioneer Natural Resources Co.	1,169	51,728
Plains Exploration & Production Co.*	704	27,203

EQUITY SECURITIES - Cont'd	Shares	Value
Oil - Crude Producers - Cont'd
Quicksilver Resources, Inc.*	487	$18,827
Range Resources Corp.	1,169	31,925
Southwestern Energy Co.*	1,520	48,929
St Mary Land & Exploration Co.	500	20,415
Unit Corp.*	363	20,237
XTO Energy, Inc.	3,159	137,638
		683,192

Photography - 0.1%
Eastman Kodak Co.	2,608	74,172

Production Technology Equipment - 0.7%
Applied Materials, Inc.	14,767	258,570
KLA-Tencor Corp.	1,816	87,822
Lam Research Corp.*	1,237	53,191
Novellus Systems, Inc.*	1,239	29,736
Teradyne, Inc.*	1,712	26,553
Varian Semiconductor Equipment Associates, Inc.*	513	14,405
		470,277

Publishing - Miscellaneous - 0.4%
John Wiley & Sons, Inc.	350	13,248
McGraw-Hill Co.'s, Inc.	3,409	196,427
Meredith Corp.	332	18,522
RR Donnelley & Sons Co.	1,961	64,164
		292,361

Publishing - Newspapers - 0.2%
Belo Corp.	801	15,924
Lee Enterprises, Inc.	300	9,987
McClatchy Co.	200	9,770
Media General, Inc.	151	7,040
New York Times Co.	1,287	32,574
Washington Post Co., Class B	55	42,721
		118,016

Radio & Television Broadcasters - 0.3%
Entercom Communications Corp.	313	8,739
Sirius Satellite Radio, Inc.*	10,563	53,660
Univision Communications, Inc.*	2,165	74,628
XM Satellite Radio Holdings, Inc.*	1,955	43,538
		180,565

Real Estate - 0.1%
Forest City Enterprises, Inc.	500	23,575
St. Joe Co.	641	40,280
		63,855

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.	2,499	129,648

EQUITY SECURITIES - Cont'd	Shares	Value
Rent & Lease Services - Commercial - 0.1%
Ryder System, Inc.	523	$23,420
United Rentals, Inc.*	550	18,975
		42,395

Restaurants - 0.7%
Brinker International, Inc.	803	33,927
CEC Entertainment, Inc.*	286	9,615
Cheesecake Factory, Inc.*	707	26,477
Darden Restaurants, Inc.	1,256	51,534
Outback Steakhouse, Inc.	614	27,016
Panera Bread Co.*	253	19,021
PF Chang's China Bistro, Inc.*	200	9,858
Ruby Tuesday, Inc.	500	16,040
Starbucks Corp.*	6,994	263,254
		456,742

Retail - 5.5%
Advance Auto Parts, Inc.	996	41,473
Amazon.Com, Inc.*	2,707	98,833
Barnes & Noble, Inc.	449	20,766
Bed Bath & Beyond, Inc.*	2,701	103,718
Best Buy Co., Inc.	3,617	202,299
BJ's Wholesale Club, Inc.*	570	17,961
Borders Group, Inc.	600	15,144
Carmax, Inc.*	946	30,915
CDW Corp.	548	32,250
Chico's FAS, Inc.*	1,625	66,040
Costco Wholesale Corp.	4,296	232,671
Dollar General Corp.	2,623	46,348
Dollar Tree Stores, Inc.*	992	27,449
Family Dollar Stores, Inc.	1,315	34,979
Fastenal Co.	1,281	60,643
Gap, Inc.	5,817	108,662
Guitar Center, Inc.*	200	9,540
Home Depot, Inc.	19,334	817,828
Kohl's Corp.*	2,798	148,322
Lowe's Co.'s, Inc.	6,386	411,514
Nordstrom, Inc.	2,112	82,748
Office Depot, Inc.*	2,811	104,682
O'Reilly Automotive, Inc.*	1,012	36,999
PETsMART, Inc.	1,307	36,779
RadioShack Corp.	1,222	23,499
Ross Stores, Inc.	1,303	38,035
Saks, Inc.*	1,026	19,802
Staples, Inc.	6,656	169,861
Target Corp.	7,302	379,777
TJX Co.'s, Inc.	4,375	108,588
Tractor Supply Co.*	300	19,902
Williams-Sonoma, Inc.*	847	35,913
		3,583,940

EQUITY SECURITIES - Cont'd	Shares	Value
Savings & Loans - 1.4%
Astoria Financial Corp.	880	$27,245
Downey Financial Corp.	184	12,383
First Niagara Financial Group, Inc.	1,000	14,660
Golden West Financial Corp.	2,787	189,237
Hudson City Bancorp, Inc.	5,439	72,284
Independence Community Bank Corp.	681	28,384
IndyMac Bancorp, Inc.	568	23,248
New York Community Bancorp, Inc.	2,124	37,212
Peoples Bank Bridgeport	500	16,375
Sovereign Bancorp, Inc.	3,411	74,735
Washington Federal, Inc.	733	17,739
Washington Mutual, Inc.	8,926	380,426
Webster Financial Corp.	489	23,697
		917,625

Scientific Equipment & Supplies - 0.1%
Applera Corp. - Applied Biosystems Group	1,668	45,270
Varian, Inc.*	300	12,354
		57,624

Securities Brokers & Services - 1.0%
A.G. Edwards, Inc.	689	34,354
Charles Schwab Corp.	9,627	165,681
E*Trade Financial Corp.*	3,791	102,281
Franklin Resources, Inc.	1,555	146,543
Jefferies Group, Inc.	459	26,852
Legg Mason, Inc.	1,127	141,247
TD Ameritrade Holding Corp.	2,869	59,876
		676,834

Services - Commercial - 1.2%
Brink's Co.	500	25,380
Convergys Corp.*	1,180	21,488
Corporate Executive Board Co.	376	37,938
eBay, Inc.*	9,499	371,031
Getty Images, Inc.*	420	31,450
Iron Mountain, Inc.*	1,089	44,366
Manpower, Inc.	794	45,401
Monster Worldwide, Inc.*	983	49,012
Regis Corp.	400	13,792
Robert Half International, Inc.	1,568	60,540
Sabre Holdings Corp.	1,194	28,095
Weight Watchers International, Inc.	397	20,406
		748,899

Shipping - 0.1%
General Maritime Corp.	300	10,002
OMI Corp.	626	11,281
Overseas Shipholding Group, Inc.	270	12,941
		34,224

EQUITY SECURITIES - Cont'd	Shares	Value
Shoes - 0.2%
Nike, Inc., Class B	1,661	$141,351
Timberland Co.*	468	16,020
		157,371

Soaps & Household Chemicals - 3.1%
Church & Dwight Co., Inc.	550	20,306
Colgate-Palmolive Co.	4,715	269,227
Procter & Gamble Co.	29,936	1,724,912
		2,014,445

Steel - 0.1%
Harsco Corp.	357	29,495
Worthington Industries	600	12,036
		41,531

Telecommunications Equipment - 0.3%
American Tower Corp.*	3,748	113,639
Andrew Corp.*	1,354	16,627
Crown Castle International Corp.*	1,942	55,056
Plantronics, Inc.	400	14,172
Polycom, Inc.*	800	17,344
		216,838

Textiles Apparel Manufacturers - 0.1%
Jones Apparel Group, Inc.	1,111	39,296
Tommy Hilfiger Corp.*	765	12,600
		51,896

Toys - 0.1%
Mattel, Inc.	3,482	63,129

Transportation Miscellaneous - 0.8%
CH Robinson Worldwide, Inc.	1,553	76,237
United Parcel Service, Inc., Class B	5,751	456,514
		532,751

Truckers - 0.0%
CNF, Inc.	450	22,473

Utilities - Cable, Television & Radio - 0.1%
Cablevision Systems Corp.*	1,910	50,997

Utilities - Electrical - 0.2%
Duquesne Light Holdings, Inc.	600	9,900
Hawaiian Electric Industries, Inc.	670	18,177
NiSource, Inc.	2,387	48,265
OGE Energy Corp.	750	21,750
Puget Energy, Inc.	970	20,545
		118,637

EQUITY SECURITIES - Cont'd	Shares	Value
Utilities - Gas Distribution - 0.6%
AGL Resources, Inc.	620	$22,351
Atmos Energy Corp.	670	17,641
Energen Corp.	550	19,250
KeySpan Corp.	1,587	64,861
Kinder Morgan, Inc.	989	90,978
Nicor, Inc.	400	15,824
Oneok, Inc.	800	25,800
Peoples Energy Corp.	313	11,155
Piedmont Natural Gas Co., Inc.	582	13,962
Questar Corp.	770	53,939
Southern Union Co.	872	21,652
WGL Holdings, Inc.	400	12,168
		369,581

Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	1,048	38,262

Utilities - Miscellaneous - 0.1%
MDU Resources Group, Inc.	1,009	33,751

Utilities - Telecommunications - 3.1%
Alltel Corp.	3,485	225,654
AT&T, Inc.	35,742	966,464
BellSouth Corp.	16,672	577,685
CenturyTel, Inc.	1,086	42,484
Citizens Communications Co.	2,958	39,253
NII Holdings, Inc., Class B*	1,242	73,241
NTL, Inc.	2,377	69,195
Telephone & Data Systems, Inc.	460	18,142
		2,012,118

Utilities - Water - 0.1%
Aqua America, Inc.	1,171	32,577

Wholesalers - 0.1%
Adesa, Inc.	764	20,429
Tech Data Corp.*	460	16,979
United Stationers, Inc.*	300	15,930
		53,338

Total Equity Securities (Cost $56,023,457)	63,840,473

	Principal
U.S. Treasury - 0.2%	Amount
United States Treasury Bills, 8/10/06 (l)	$100,000	98,370

Total U.S. Treasury (Cost $98,370)		98,370

TOTAL INVESTMENTS (Cost $56,121,827) - 98.4%		63,938,843
Other assets and liabilities, net - 1.6%		1,065,004
Net Assets - 100%		$65,003,847

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value share authorized:
Class A: 3,866,731 shares outstanding		$41,671,881
Class B: 422,941 shares outstanding		4,326,428
Class C: 561,683 shares outstanding		5,992,720
Class I: 598,207 shares outstanding		12,905,752
Undistributed net investment income		118,971
Accumulated net realized gain (loss) on investments		(7,819,670)
Net unrealized appreciation (depreciation) on investments		7,807,765
Net Assets		$65,003,847

Net Asset Value Per Share
Class A (based on net assets of $46,368,248)		$11.99
Class B (based on net assets of $4,894,001)		$11.57
Class C (based on net assets of $6,494,825)		$11.56
Class I (based on net assets of $7,246,773)		$12.11

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
NASDAQ 100 Index^	1	06/06	$172,000	$1,494
S&P 500 Index^	3	06/06	977,475	(10,745)
Total Purchased				($9,251)

* Non-income producing security.

(l) Collateral for futures contracts.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations
six months ended March 31, 2006

Net Investment Income

Investment Income:

Dividend income (net of $86 dividend tax withheld)	$473,159
Interest income	22,468
Total investment income	495,627

Expenses:
Investment advisory fee	66,909
Transfer agency fees and expenses	67,321
Distribution Plan expenses:
Class A	56,699
Class B	23,837
Class C	30,141
Directors' fees and expenses	4,601
Administrative fees	64,835
Accounting fees	10,734
Custodian fees	39,673
Registration fees	23,263
Reports to shareholders	12,741
Professional fees	12,702
Miscellaneous	16,270
Total expenses	429,726
Reimbursement from Advisor:
Class A	(113,256)
Class B	(12,840)
Class C	(12,587)
Class I	(11,482)
Fees paid indirectly	(9,944)
Net expenses	269,617

Net Investment Income	226,010

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(135,756)
Futures	98,058
(37,698)

Change in unrealized appreciation or (depreciation) on:
Investments	3,753,666
Futures	(11,773)
3,741,893

Net Realized and Unrealized Gain
(Loss)	3,704,195

Increase (Decrease) in Net Assets
Resulting From Operations	$3,930,205

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2006	2005
Operations:
Net investment income	$226,010	$565,810
Net realized gain (loss) on investments	(37,698)	(1,364,920)
Change in unrealized appreciation (depreciation)	3,741,893	5,465,608

Increase (Decrease) in Net Assets
Resulting From Operations	3,930,205	4,666,498

Distributions to shareholders from:
Net investment income:
Class A shares	(340,457)	(428,340)
Class B shares	--	(5,255)
Class C shares	--	(6,478)
Class I shares	(22,309)	(28,299)
Total distributions	(362,766)	(468,372)
Capital share transactions:
Shares sold:
Class A shares	5,108,746	10,162,398
Class B shares	325,378	989,441
Class C shares	928,087	1,665,230
Class I shares	4,725,517	1,010,899
Reinvestment of distributions:
Class A shares	304,766	386,484
Class B shares	--	4,086
Class C shares	--	4,353
Class I shares	22,309	28,299
Redemption fees:
Class A shares	332	144
Class B shares	1	--
Class C shares	460	2
Shares redeemed:
Class A shares	(5,872,094)	(9,439,515)
Class B shares	(351,863)	(787,763)
Class C shares	(348,124)	(1,432,491)
Class I shares	(53,599)	(26,126)
Total capital share transactions	4,789,916	2,565,441

Total Increase (Decrease) in Net Assets	8,357,355	6,763,567

Net Assets
Beginning of period	56,646,492	49,882,925
End of period (including undistributed net investment income of $118,971 and $255,727, respectively)	$65,003,847	$56,646,492

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2006	2005
Shares sold:
Class A shares	435,917	929,125
Class B shares	28,728	93,664
Class C shares	82,374	156,695
Class I shares	392,292	92,178
Reinvestment of distributions:
Class A shares	26,071	34,172
Class B shares	--	372
Class C shares	--	397
Class I shares	1,892	2,489
Shares redeemed:
Class A shares	(500,721)	(862,552)
Class B shares	(31,077)	(73,755)
Class C shares	(30,864)	(134,287)
Class I shares	(4,497)	(2,360)
Total capital share activity	400,115	236,138

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2006 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $12,009 was payable at period end. In addition, $1,324 was receivable from the Advisor for reimbursement of operating expenses paid during March 2006.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2007. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. Prior to February 1, 2006, the contractual expense cap was .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $11,440 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $19,449 was payable at period end.

The Distributor received $12,473 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2006.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $14,807 for the six months ended March 31, 2006. Under the terms of the agreement, $2,808 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

On December 2, 2005, shareholders approved the reorganization of several Calvert Fund Boards. As a result of this reorganization, Directors now oversee additional portfolios. Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $34,000 ($1,000 prior to December 2, 2005) plus a meeting fee of $2,000 for each Board meeting attended. An additional Chair support fee of $24,000 annually is paid to the Fund Chair. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board and the lead disinterested Director. Directors' fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, cost of purchases and proceeds from sales of investments, other than short-term securities, were $9,829,643 and $4,018,227 respectively.

The cost of investments owned at March 31, 2006 for federal income tax purposes was $59,244,050. Net unrealized appreciation aggregated $4,694,793, of which $10,162,951 related to appreciated securities and $5,468,158 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069 and $900,355 at September 30, 2005 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011 and September 2012, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2006. For the six months ended March 31, 2006, borrowings by the Fund under the Agreement were as follows:

		Weighted	Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$10,926	4.88%	$1,053,546	December 2005

Financial Highlights

		Periods Ended
		March 31,	September 30,	September 30,
Class A Shares		2006 (z)	2005 (z)	2004 (z)
Net asset value, beginning		$11.29	$10.43	$9.55
Income from investment operations
Net investment income		.05	.13	.06
Net realized and unrealized gain (loss)		.74	.84	.87
Total from investment operations		.79	.97	.93
Distributions from:
Net investment income		(.09)	(.11)	(.05)
Total distributions		(.09)	(.11)	(.05)
Total increase (decrease) in net asset value		0.70	0.86	0.88
Net asset value, ending		$11.99	$11.29	$10.43

Total return*		7.00%	9.31%	9.73%
Ratios to average net assets: A
Net investment income		.92% (a)	1.21%	.64%
Total expenses		1.28% (a)	1.34%	1.48%
Expenses before offsets		.78% (a)	.77%	.77%
Net expenses		.75% (a)	.75%	.75%
Portfolio turnover		7%	14%	14%
Net assets, ending (in thousands)		$46,368	$44,108	$39,684

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2003	2002	2001
Net asset value, beginning		$7.50	$9.68	$14.78
Income from investment operations
Net investment income	.	.05	.03	.04
Net realized and unrealized gain (loss)		2.03	(2.17)	(5.10)
Total from investment operations		2.08	(2.14)	(5.06)
Distributions from:
Net investment income		(.03)	(.04)	(.04)
Total distributions		(.03)	(.04)	(.04)
Total increase (decrease) in net asset value		2.05	(2.18)	(5.10)
Net asset value, ending		$9.55	$7.50	$9.68

Total return*		27.88%	(22.27%)	(34.31%)
Ratios to average net assets: A
Net investment income		.63%	.36%	.33%
Total expenses		1.62%	1.65%	1.84%
Expenses before offsets		.77%	.77%	.85%
Net expenses		.75%	.75%	.75%
Portfolio turnover		7%	9%	13%
Net assets, ending (in thousands)		$27,802	$17,663	$18,614

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2006 (z)	2005 (z)	2004 (z)
Net asset value, beginning	$10.87	$10.05	$9.30
Income from investment operations
Net investment income (loss)	**	.02	(.03)
Net realized and unrealized gain (loss)	.70	.81	.83
Total from investment operations	.70	.83	.80
Distributions from:
Net investment income	--	(.01)	(.05)
Total distributions	--	(.01)	(.05)
Total increase (decrease) in net asset value	0.70	0.82	0.75
Net asset value, ending	$11.57	$10.87	$10.05

Total return*	6.44%	8.29%	8.57%
Ratios to average net assets: A
Net investment income (loss)	(.08%) (a)	.21%	(.36%)
Total expenses	2.32% (a)	2.43%	2.61%
Expenses before offsets	1.78% (a)	1.77%	1.77%
Net expenses	1.75% (a)	1.75%	1.75%
Portfolio turnover	7%	14%	14%
Net assets, ending (in thousands)	$4,894	$4,623	$4,072

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$7.38	$9.60	$14.77
Income from investment operations
Net investment income (loss)	.01	(.03)	(.07)
Net realized and unrealized gain (loss)	1.94	(2.18)	(5.09)
Total from investment operations	1.95	(2.21)	(5.16)
Distributions from:
Net investment income	(.03)	(.01)	(.01)
Total distributions	(.03)	(.01)	(.01)
Total increase (decrease) in net asset value	1.92	(2.22)	(5.17)
Net asset value, ending	$9.30	$7.38	$9.60

Total return*	26.55%	(23.05%)	(34.96%)
Ratios to average net assets: A
Net investment income (loss)	(.37%)	(.62%)	(.66%)
Total expenses	3.05%	3.44%	5.67%
Expenses before offsets	1.77%	1.77%	1.85%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$2,369	$1,164	$860

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2006 (z)	2005 (z)	2004 (z)
Net asset value, beginning	$10.86	$10.05	$9.29
Income from investment operations
Net investment income (loss)	**	.02	(.03)
Net realized and unrealized gain (loss)	.70	.80	.84
Total from investment operations	.70	.82	.81
Distributions from:
Net investment income	--	(.01)	(.05)
Total distributions	--	(.01)	(.05)
Total increase (decrease) in net asset value	0.70	0.81	0.76
Net asset value, ending	$11.56	$10.86	$10.05

Total return*	6.45%	8.19%	8.69%
Ratios to average net assets: A
Net investment income (loss)	(.08%) (a)	.21%	(.36%)
Total expenses	2.20% (a)	2.30%	2.46%
Expenses before offsets	1.78% (a)	1.77%	1.77%
Net expenses	1.75% (a)	1.75%	1.75%
Portfolio turnover	7%	14%	14%
Net assets, ending (in thousands)	$6,495	$5,542	$4,896

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$7.37	$9.58	$14.76
Income from investment operations
Net investment income (loss)	.01	(.04)	(.07)
Net realized and unrealized gain (loss)	1.94	(2.16)	(5.09)
Total from investment operations	1.95	(2.20)	(5.16)
Distributions from:
Net investment income	(.03)	(.01)	(.02)
Total distributions	(.03)	(.01)	(.02)
Total increase (decrease) in net asset value	1.92	(2.21)	(5.18)
Net asset value, ending	$9.29	$7.37	$9.58

Total return*	26.59%	(23.00%)	(35.01%)
Ratios to average net assets: A
Net investment income (loss)	(.36%)	(.63%)	(.67%)
Total expenses	2.88%	2.93%	4.32%
Expenses before offsets	1.77%	1.77%	1.85%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$2,534	$1,391	$1,318
Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2006 (z)	2005 (z)	2004 (z)
Net asset value, beginning	$11.38	$10.59	$9.67
Income from investment operations
Net investment income	.07	.16	.10
Net realized and unrealized gain (loss)	.75	.87	.87
Total from investment operations	.82	1.03	.97
Distributions from:
Net investment income	(.09)	(.24)	(.05)
Total distributions	(.09)	(.24)	(.05)
Total increase (decrease) in net asset value	0.73	0.79	0.92
Net asset value, ending	$12.11	$11.38	$10.59

Total return*	7.22%	9.76%	10.03%
Ratios to average net assets: A
Net investment income	1.32% (a)	1.50%	1.02%
Total expenses	1.03% (a)	1.35%	1.06%
Expenses before offsets	.34% (a)	.40%	.39%
Net expenses	.30% (a)	.38%	.38%
Portfolio turnover	7%	14%	14%
Net assets, ending (in thousands)	$7,247	$2,374	$1,231

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$7.56	$9.73	$14.81
Income from investment operations
Net investment income	.09	.06	.08
Net realized and unrealized gain (loss)	2.06	(2.18)	(5.12)
Total from investment operations	2.15	(2.12)	(5.04)
Distributions from:
Net investment income	(.04)	(.05)	(.04)
Total distributions	(.04)	(.05)	(.04)
Total increase (decrease) in net asset value	2.11	(2.17)	(5.08)
Net asset value, ending	$9.67	$7.56	$9.73

Total return*	28.46%	(21.99%)	(34.08%)
Ratios to average net assets: A
Net investment income	1.01%	.73%	.72%
Total expenses	1.19%	1.20%	1.18%
Expenses before offsets	.39%	.39%	.48%
Net expenses	.38%	.38%	.38%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$4,518	$3,622	$4,249

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Less than $0.01 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Basis for Board's Approval of Investment Advisory Contracts

The Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between the Fund and the Advisor and the Investment Subadvisory Agreement with respect to the Fund on December 6, 2005.

In evaluating the Investment Advisory Agreement, the Board of Directors considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other things, information regarding the Advisor's personnel and the Advisor's revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable mutual funds. The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement and Investment Subadvisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of their deliberations regarding the Investment Advisory Agreement, the Directors considered the following factors, among other things: the nature, extent and quality of the services provided by the Advisor including the personnel providing such services; the Advisor's financial condition; the level and method of computing the Fund's advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the allocation of the Fund's brokerage, including the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, derived by the Advisor from the relationship with the Fund, the effect of the Fund's growth and size on the Fund's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Advisor relating to its operations and personnel, including, among other things, biographical information on the Advisor's supervisory and professional staff and descriptions of its organizational and management structure. The Directors also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Directors' familiarity with the Advisor's senior management through Board of Directors' meetings, discussions and other reports. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board of Directors discussed the Advisor's effectiveness in monitoring the performance of the Subadvisor and its timeliness in responding to performance issues. The Directors concluded that they were satisfied with the nature, extent and quality of services provided to the Fund under the Investment Advisory Agreement.

In considering the Fund's performance, the Board of Directors noted that the Board reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report. This comparison indicated that for the one-, three- and five-year annualized periods ended June 30, 2005, the Fund underperformed its Lipper index and was below the median of its peer group. The Directors considered the Advisor's discussion of the Fund's recent performance, including that the Fund has outperformed its nearest social competitor for the one- and three-year periods ended November 9, 2005. The Directors also took into account the Advisor's discussion of the Fund's role within the Calvert Group of Funds social investment offerings. Based upon their review and in view of management's discussion, the Directors concluded that the Fund's performance was satisfactory.

In considering the Fund's fees and expenses, the Board of Directors compared the Fund's fees and total expense ratios with various comparative data for the funds in its peer group. Among other things, the data indicated that the Fund's advisory fee (after taking into account expense waivers) and total expenses (net of expense waivers/reimbursements) were below the median of its peer group. The Directors also took into account the Advisor's current undertakings to maintain expense limitations for the Fund, noting that the Advisor is currently reimbursing fund expenses in excess of the entire advisory fee. Based upon their review, the Board of Directors determined that the advisory fee was reasonable in view of the factors considered.

In reviewing the overall profitability of the advisory fee to the Fund's Advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The information considered by the Board included Calvert's operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provide to the Calvert Group of Funds complex. The Directors reviewed the profitability of the Advisor's relationship with the Fund in terms of the total amount of annual advisory fees it receives with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Directors also considered that the Advisor derives reputational and other indirect benefits. The Directors also noted that the Advisor reimburses expenses of the Fund and is currently reimbursing fund expenses in excess of the entire advisory fee and that it also pays the subadvisory fee. Based upon their review, the Directors concluded that the Advisor's level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund's growth and size on its performance and fees. Although the Fund's advisory fee currently does not have a breakpoint that reduces the fee rate on assets above specified levels, the Board noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses. The Directors concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund's current size.

In reapproving the Investment Advisory Agreement, the Board of Directors, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

In evaluating the Investment Subadvisory Agreement, the disinterested Directors reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for the Subadvisor, and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board of Directors reapproved the Investment Subadvisory Agreement between the Subadvisor and the Advisor based on a number of factors relating to the Subadvisor's ability to perform under its Subadvisory Agreement. In the course of their deliberations, the Directors evaluated, among other things: the nature, extent and the quality of the services to be rendered by the Subadvisor; the Subadvisor's management style and long-term performance record; the Fund's performance record and the Subadvisor's performance in employing its investment strategies; the Subadvisor's current level of staffing and its overall resources; the qualifications and experience of the Subadvisor's personnel; the Subadvisor's financial condition with respect to its ability to perform the services required under the Investment Subadvisory Agreement; the Subadvisor's compliance systems including those related to personal investing; and any disciplinary history. Based upon their review, the Directors concluded that they were satisfied with the nature, extent and quality of services provided to the Fund under the Investment Subadvisory Agreement.

As noted above, the Board of Directors considered the Fund's performance during the one-, three- and five-year annualized periods ended June 30, 2005 as compared to the Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Directors noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Directors noted that the fees under the Investment Subadvisory Agreement are paid by the Advisor and not the Fund. The Directors also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Directors' deliberations. For similar reasons, the Directors did not consider the potential economies of scale in the Subadvisor's management of the Fund to be a material factor in their consideration at this time, although it was noted that the subadvisory fee schedule for the Fund contains breakpoints that reduce the fee rate on assets above specified levels.

In reapproving the Investment Subadvisory Agreement, the Board of Directors, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

Conclusions

The Directors reached the following conclusions regarding the Investment Advisory Agreement and the Subadvisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Subadvisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (c) the Advisor and Subadvisor maintain appropriate compliance programs; (d) the Subadvisor is likely to execute its investment strategies consistently over time; (e) the performance of the Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (f) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Subadvisor. Based on their conclusions, the Directors determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement would be in the interests of the Fund and its shareholders.

A special shareholder meeting was held on December 2, 2005 by the Calvert Social Index Series, Inc. for the purpose of electing a Board of Trustees/Directors. The voting results were as follows:

Name of Trustee/Director	For	Withhold	Abstain	Broker Non-Votes
Rebecca Adamson	3,703,042.549	4,039.190	5,180.000	0.00
Richard L. Baird, Jr.	3,700,398.610	6,683.129	5,180.000	0.00
Frederick A. Davie, Jr.	3,699,786.610	7,295.129	5,180.000	0.00
John Guffey, Jr.	3,700,875.365	6,206.374	5,180.000	0.00
Miles Douglas Harper, III	3,700,528.365	6,553.374	5,180.000	0.00
Joy V. Jones	3,701,838.658	5,243.081	5,180.000	0.00
Terrence J. Mollner, Ed. D.	3,700,875.365	6,206.374	5,180.000	0.00
Sydney Amara Morris	3,702,218.794	4,862.945	5,180.000	0.00
Rustum Roy	3,700,051.610	7,030.129	5,180.000	0.00
Tessa Tennant	3,703,042.549	4,039.190	5,180.000	0.00
Barbara J. Krumsiek	3,702,218.794	4,862.945	5,180.000	0.00
D. Wayne Silby, Esq.	3,699,786.610	7,295.129	5,180.000	0.00

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Calvert Social Index Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund
California Limited-Term Municipal Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since last disclosure in response to this Item on registrant's Form N-CSR for the period ending September 30, 2005.

Item 11. Controls and Procedures.

  The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
  There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer
Date:	June 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date: June 2, 2006

/s/ D. Wayne Silby
D. Wayne Silby
President -- Principal Executive Officer

Date: June 2, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date: June 2, 2006